SCHEDULE OF STOCK WARRANT VALUATION ASSUMPTIONS (Details) - $ / shares		12 Months Ended
	Aug. 10, 2022	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price of common stock of the Company last capital raise	$ 0.25
Expected term	5 years 3 months
Risk-free interest rate	2.93%
volatility rate	95.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price of common stock of the Company last capital raise		$ 0.25
Exercise price		$ 0.50
Expected term		1 month 24 days
Risk-free interest rate		1.99%
volatility rate		94.00%